Related party transactions - Disclosure of Key Management personnel (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of key management personnel compensation [Line Items]
Base compensation	¥ 1,206	¥ 1,425	¥ 1,107
Bonus	1,206	1,607	1,054
Share compensation	1,993	1,940	1,862
Total	¥ 4,405	¥ 4,972	¥ 4,024